SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Tax benefit recognition, measurement percentage (greater than)	50.00%
Minimum period to classify uncertain tax position liabilities as long term liabilities	1 year